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[AMERICAN GENERAL FINANCIAL GROUP LETTERHEAD]



                                                   May 3, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, DC 20549

         RE: The Variable Annuity Life Insurance Company ("VALIC") Separate Account A Portfolio Director Contract, Portfolio Director T Contract, Portfolio Director 2 Contracts and Portfolio Director Plus Contracts File Nos. 33-75292 and 811-3240

Dear Commissioners:

Pursuant to Rule 497(j) under the Securites Act of 1933, this is to certify that the Prospectus and Statement of Additional Information ("SAI") contained in Post-Effective Amendment No. 16 to the Registration Statement for the above-refernced Registrant does not differ from that which was filed electronically on April 26, 1999. In addition, the text of the Prospectus and SAI has not changed since such filing; therefore in reliance upon paragraph (j) of Rule 497, the Prospectus and SAI are not included herewith.

Any questions or comments about the filing should be addressed to the undersigned at (713) 831-4954 or Nori L. Gabert at (713) 831-5165.


                                                          Sincerely,

                                                          /s/ PETER DAVIDSON

                                                          Peter Davidson
cc:  Nori L. Gabert, Esq.